Lord Abbett Developing Growth Fund, Inc.

90 Hudson Street

Jersey City, New Jersey 07302-3973

January 26, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549-4720

Re: Lord Abbett Developing Growth Fund, Inc. (the “Registrant”)

1933 Act File No. 002-62797

1940 Act File No. 811-02871

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the prospectus and statement of additional information contained in Post-Effective Amendment No. 56 to the above-referenced Registrant’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the U.S. Securities and Exchange Commission on January 20, 2015.

Please contact the undersigned at (201) 827-2859 if you have any questions or comments.

Very truly yours,

/s/ Cirila Stephens

Cirila Stephens

Assistant Director of Mutual

Fund Paralegal Services

Lord, Abbett & Co. LLC